CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

16      CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	December 31,	December 31,
	2021	2020
		(Restated)
Restricted cash	1,324,748	1,056,037
Cash and cash equivalents	17,853,244	9,671,477
	19,177,992	10,727,514

Reconciliation to the consolidated statement of cash flow:

16      CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (CONTINUED)

The above figures reconcile to the amount of cash and cash equivalent shown in the consolidated statement of cash flows at the end of the financial year as follows:

	December 31,	December 31,
	2021	2020
		(Restated)
Balances as above	17,853,244	9,671,477
Bank overdrafts	—	(899,955)
Balances per statement of cash flows	17,853,244	8,771,522

Restricted cash mainly represented deposits held for use in issuing notes payable and letters of credit.

As of December 31, 2021, cash and cash equivalent and restricted cash of the Group were denominated in the following currencies:

	December 31,	December 31,
	2021	2020
		(Restated)
RMB	17,605,127	9,621,499
USD	1,557,373	1,095,713
HKD	7,314	2,763
EUR	1,957	2,055
Others	6,221	5,484
	19,177,992	10,727,514

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances, time deposits and restricted cash are deposited with creditworthy banks with no recent history of default.